Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Cash payments:
Interest	$ 39,165	$ 19,970	$ 64,097	$ 52,001	$ 36,357
Income taxes	453	$ 795	$ 1,361	$ 457	$ 799
Non cash financing activities:
Purchase of noncontrolling interest in Continental Cement	$ (64,102)